Long-Term Borrowings - Summary of Loans (Detail) $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 17,065,305	$ 13,974,794
Unsecured borrowings from related parties	566,176
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	7,361,124	7,266,315	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	4,813,176	4,060,357
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	3,183,507	$ 2,648,122
Unsecured borrowings from related parties	13,750
Loans from Shareholders
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	1,707,498
Loans from Related Parties
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured borrowings from related parties	$ 552,426